UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $435,581 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108    10120   598800 SH       SOLE                   598800
AVIS BUDGET GROUP              COM              053774105     3923   180850 SH       SOLE                   180850
BLOCKBUSTER INC                CL A             093679108    15820  2990500 SH       SOLE                  2990500
BORDERS GROUP INC              COM              099709107    28317  1267000 SH       SOLE                  1267000
BRUNSWICK CORP                 COM              117043109    18582   582500 SH       SOLE                   582500
CARMIKE CINEMAS INC            COM              143436400    23881  1171200 SH       SOLE                  1171200
DELUXE CORP                    COM              248019101    19842   787400 SH       SOLE                   787400
FIRST DATA CORP                COM              319963104    13092   513000 SH       SOLE                   513000
GLATFELTER                     COM              377316104     8886   573300 SH       SOLE                   573300
HARTMARX CORP                  COM              417119104     5848   828300 SH       SOLE                   828300
HEWITT ASSOCS INC              COM              42822Q100    11966   464700 SH       SOLE                   464700
HOME DEPOT INC                 COM              437076102    12159   302758 SH       SOLE                   302758
LIBERTY GLOBAL INC             COM SER A        530555101     7783   267000 SH       SOLE                   267000
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    10332   479000 SH       SOLE                   479000
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    13815   141000 SH       SOLE                   141000
MAGNA INTL INC                 CL A             559222401     9263   115000 SH       SOLE                   115000
MICROSOFT CORP                 COM              594918104    10570   354000 SH       SOLE                   354000
MILACRON INC                   COM              598709103     2579  3223700 SH       SOLE                  3223700
NEW FRONTIER MEDIA INC         COM              644398109     8402   874300 SH       SOLE                   874300
POLYONE CORP                   COM              73179P106    14122  1882900 SH       SOLE                  1882900
RADIO ONE INC                  CL D NON VTG     75040P405    34965  5187622 SH       SOLE                  5187622
REALOGY CORP                   COM              75605E100    21249   700825 SH       SOLE                   700825
REDENVELOPE INC                COM              75733R601     6414   908550 SH       SOLE                   908550
REGAL ENTMT GROUP              CL A             758766109    14549   682400 SH       SOLE                   682400
SANMINA SCI CORP               COM              800907107    13169  3817000 SH       SOLE                  3817000
SCHULMAN A INC                 COM              808194104    16680   749678 SH       SOLE                   749678
STEEL DYNAMICS INC             COM              858119100     7739   238500 SH       SOLE                   238500
TNS INC                        COM              872960109    15537   807100 SH       SOLE                   807100
VALUEVISION MEDIA INC          CL A             92047K107    35673  2714860 SH       SOLE                  2714860
VISTACARE INC                  CL A             92839Y109     6501   640479 SH       SOLE                   640479
WYNDHAM WORLDWIDE CORP         COM              98310W108     6779   211700 SH       SOLE                   211700
YAHOO INC                      COM              984332106     7024   275000 SH       SOLE                   275000